Income Taxes - Effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate
Federal statutory income tax rate	21.00%	21.00%
State income taxes, net of federal benefit	18.80%	3.90%
Federal and state research and development tax credits	9.70%	7.30%
Loss on extinguishment of debt	(24.50%)	0.00%
Merger transaction costs	(1.30%)	0.00%
Change in fair value of contingent earn-out liability and contingently issuable common stock liability	124.50%	0.00%
Change in fair value of derivative liability	(3.40%)	0.00%
Non-deductible convertible notes interest	(10.20%)	0.00%
Change in valuation allowance	(138.10%)	(33.70%)
Change in tax rate	(0.50%)	1.30%
Stock-based compensation	4.30%	0.00%
Permanent differences	(0.40%)	(0.30%)
Other	0.10%	0.50%
Effective income tax rate	0.00%	0.00%